Note 15 Derivatives Hedge accounting breakdown by type of risk and type of hedge (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	€ 1,482	€ 1,891	[1]	€ 1,805
Derivative financial liabilities held for hedging	2,625	3,303	[1]	2,626
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	422	656		697
Derivative financial liabilities held for hedging	364	376		322
Interest rate risk [member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	422	656		697
Derivative financial liabilities held for hedging	364	376		322
Interest rate risk [member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Equity risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Equity risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Equity risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Foreign exchange and gold risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	221	259		463
Derivative financial liabilities held for hedging	31	83		135
Foreign exchange and gold risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	221	259		463
Derivative financial liabilities held for hedging	31	83		135
Foreign exchange and gold risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Credit risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Commodities risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Other risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0			0
Derivative financial liabilities held for hedging	0			0
Fair value risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	644	915		1,160
Derivative financial liabilities held for hedging	395	459		457
Interest rate risk hedges cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	490	470		228
Derivative financial liabilities held for hedging	2,048	2,763		1,786
Interest rate risk hedges cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	483	454		226
Derivative financial liabilities held for hedging	2,048	2,763		1,786
Interest rate risk hedges cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	7	16		2
Derivative financial liabilities held for hedging	0			0
Equity instruments risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Foreign exchange and gold risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	291	239		180
Derivative financial liabilities held for hedging	41	46		79
Foreign exchange and gold risk hedge cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	291	239		180
Derivative financial liabilities held for hedging	41	45		79
Foreign exchange and gold risk hedge cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	1	1		0
Credit risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Commodities risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Other risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0		0
Derivative financial liabilities held for hedging	0	0		0
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	781	708		408
Derivative financial liabilities held for hedging	2,089	2,809		1,865
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	27	213		198
Derivative financial liabilities held for hedging	136	26		196
Portfolio fair value hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	3	7		18
Derivative financial liabilities held for hedging	5	8		95
Portfolio cash flow hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	27	48		21
Derivative financial liabilities held for hedging	0	1		13
Derivatives hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	1,482	1,891		1,805
Derivative financial liabilities held for hedging	2,625	3,303		2,626
Derivatives hedge accounting [Member] | Of which OTC credit institutions [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	1,237	1,577		1,454
Derivative financial liabilities held for hedging	2,404	2,911		2,248
Derivatives hedge accounting [Member] | Of which OTC other financial corporations [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	237	297		349
Derivative financial liabilities held for hedging	€ 221	€ 391		€ 378

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).